Leases - Future minimum lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
2023	$ 29,679
2024	27,040
2025	23,701
2026	21,717
2027	20,236
2028 and thereafter	67,236
Total minimum payments	189,609
Less: interest	(56,577)
Present value of minimum payments	133,032	$ 78,243
Finance Leases
2023	26,375
2024	26,849
2025	26,846
2026	27,219
2027	27,824
2028 and thereafter	177,063
Total minimum payments	312,176
Less: interest	(136,117)
Present value of minimum payments	176,059	$ 114,277
Financial Obligations
2023	28,613
2024	29,437
2025	30,199
2026	31,013
2027	28,910
2028 and thereafter	269,009
Total minimum payments	417,181
Less: interest	(198,302)
Present value of minimum payments	$ 218,879